Related party transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party receivable	$ 10,676	$ 20,172
Related party payable	37,472	34,772
Revenue from related parties	$ 24,220	19,205	$ 7,066
Investor
Related Party Transaction [Line Items]
Maximum percentage of inventory outsourced	10.00%
Termination fee	$ 125,000
Related party receivable	10,676	20,172
Related party payable	37,472	34,772
Revenue from related parties	$ 24,220	$ 19,205	$ 7,066
Investor | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage	5.00%	6.00%	5.00%